OTHER RECEIVABLES (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-Current
Advances to suppliers	$ 325,779	$ 6,613,332
Tax receivables	357,639	106,649
Contributions to the Trust Fund to Strengthen the Inter-urban Railroad System (F.F.F.S.F.I.)	1,095,368	1,329,464
Prepaid expenses	607,032	1,497,569
Guarantee deposits	10,145	9,485
Subtotal	2,395,963	9,556,499
Allowance for other doubtful accounts	(1,095,368)	(1,329,464)
Other receivables	1,300,595	8,227,035
Current
Income tax receivables	14,013,519	16,727
Turnover tax receivables	930,586	0
Value added tax receivables	2,005,671	0
Receivable for sale of interest in Yguazú Cementos S.A.	0	1,354,952
Related party receivables	8,778,733	6,266,255
Prepaid expenses	1,128,873	2,522,741
Reimbursements receivable	38,082	55,800
Advance payments to suppliers	3,818,701	1,827,525
Salaries advances and loans to employees	111,603	164,603
ADSs receivable	936,212	1,188,174
Receivables from sales of property, plant and equipment	3,455,952	3,566,954
Miscellaneous	2,137,598	1,231,318
Total	$ 37,355,530	$ 18,195,049